Description of Business, the Spin-Off and Going Concern and Management's Plans	9 Months Ended
Sep. 30, 2018
Description of Business, the Spin-Off and Going Concern and Management's Plans [Abstract]
Description of Business, the Spin-Off and Going Concern and Management's Plans

Note 1 — Description of Business, the Spin-Off and Going Concern and Management’s Plans

Description of Business

Sysorex, Inc., through its wholly-owned subsidiary, Sysorex Government Services, Inc., formerly known as (f/k/a) Inpixon Federal, Inc. (“SGS”), (unless otherwise stated or the context otherwise requires, the terms “SGS” “we,” “us,” “our” and the “Company” refer collectively to Sysorex and the above subsidiary, SGS), provides information technology solutions primarily to the public sector. These solutions include cybersecurity, professional services, engineering support, IT consulting, enterprise level technology, networking, wireless, help desk, and custom IT solutions. The Company is headquartered in Virginia.

The Spin-Off

On August 31, 2018 (the "Distribution Date"), the Company became an independent company through the pro rata distribution by Inpixon (Inpixon) of 100% of the outstanding common stock of Sysorex to Inpixon equity holders (which the Company refers to as the Distribution). Each Inpixon equity holder of record as of the close of business on August 21, 2018 received one share of the Company’s common stock for every three shares of Inpixon common stock held on the record date or such number of shares of common stock issuable upon complete conversion of Inpixon convertible preferred stock or exercise of certain participating warrants. Approximately 40 million shares of the Company’s common stock were distributed on the Distribution Date to Inpixon equity holders. The Company’s common stock began regular-way trading on the OTC Markets under the symbol SYSX on September 4, 2018.

Immediately prior to the Distribution, Inpixon transferred substantially all of the assets and liabilities and operations of Inpixon’s value added reseller business to the Company, which was completed on August 31, 2018 (the Capitalization). The Company’s condensed consolidated financial statements prior to the Capitalization were prepared on a stand-alone basis and were derived from Inpixon's condensed consolidated financial statements and accounting records. The condensed consolidated financial statements included herein reflect the Company’s financial position, results of operations, and cash flows as the Company’s business was operated as part of Inpixon’s prior to the Capitalization. Following the Capitalization, the condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All periods presented have been accounted for in conformity with GAAP.

Going Concern and Management’s Plans

As of September 30, 2018, the Company had an $89,000 cash balance and a working capital deficit of approximately $15.5 million. In addition, the Company has a stockholders’ deficit of approximately $12.4million. For the nine months ended September 30, 2018, the Company incurred net losses of approximately $5.4 million. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the condensed consolidated financial statements are issued.

The Company expects its capital resources as of September 30, 2018, availability on the Payplant facility to finance purchase orders and invoices in an amount equal to 80% of the face value of purchase orders received, funds from financing from our former parent Inpixon, higher margin public sector contracts capture, reauthorization of key vendors and credit limitation improvements should be sufficient to fund planned operations during the year ending December 31, 2018; however, the Company will need additional funds to support its operations for the next twelve months. The Company may raise additional capital as needed, through the issuance of equity, equity-linked or debt securities. The Company’s condensed consolidated financial statements as of September 30, 2018 have been prepared under the assumption that we will continue as a going concern for the next twelve months from the date the financial statements are issued. Management’s plans and assessment of the probability that such plans will mitigate and alleviate any substantial doubt about the Company’s ability to continue as a going concern, is dependent upon the ability to attain funding to secure additional resources to generate sufficient revenues and increased margin, which without these represent the principal conditions that raise substantial doubt about our ability to continue as a going concern. The Company’s condensed consolidated financial statements as of September 30, 2018 do not include any adjustments that might result from the outcome of this uncertainty.